Summary of Significant Accounting Policies (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of future expense of the prepaid advisory fees
2012		$ 405,289
2013		168,871
Total	$ 304,402	$ 574,160	$ 979,449